Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense By Nature [Line Items]
Share-based payment expenses	$ 7,104	$ 5,477	$ 5,135
Foreign exchange (gains) losses related to hedges of euro	692	(1,082)	(938)
Wages and salaries	28,863	27,115	29,422
Social security costs and other payroll taxes	9,087	8,408	9,386
Other benefits	159	159	167
Pension costs	(36)	10	15
Expense for defined contributions plans	1,465	1,398	1,434
Wages and benefits	45,177	41,169	44,125
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	5,071	13,102	18,365
Depreciation and impairment	395	428	517
Amortization of intangible assets	118	148	162
Share-based payment expenses	131	160	58
Assembly services, royalties and other	1,702	1,336	2,282
Wages and benefits	2,059	2,497	2,306
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	4,082	3,551	2,837
Amortization of intangible assets	7,346	7,888	7,037
Share-based payment expenses	6,973	5,317	5,077
Foreign exchange (gains) losses related to hedges of euro	(180)	207	(73)
Other, net	(257)	(3,439)	(6,054)
Wages and benefits	$ 36,014	$ 33,195	$ 36,684